UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra                New York, New York         August 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $96,222
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                         Name

(1) 028-12144                                Tiger Veda Global L.P.
(2) 028-12700                                Tiger Veda L.P.

                                                      FORM 13F INFORMATION TABLE
                                                      Tiger Veda Management, LLC
                                                             June 30, 2009


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                               TITLE                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
--------------                 --------         -----       --------   -------  --- ----  ----------     --------  ----  ------ ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   14,535     375,400  SH        SHARED-DEFINED (1), (2)  375,400
AMERICAN TOWER CORP            CL A             029912201   14,661     465,000  SH        SHARED-DEFINED (1), (2)  465,000
AMERICAN WTR WKS CO INC NEW    COM              030420103    4,766     249,400  SH        SHARED-DEFINED (1), (2)  249,400
BARRICK GOLD CORP              COM              067901108   10,736     320,000  SH        SHARED-DEFINED (1), (2)  320,000
CISCO SYS INC                  COM              17275R102    4,010     215,000  SH        SHARED-DEFINED (1), (2)  215,000
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101   10,926     425,801  SH        SHARED-DEFINED (1), (2)  425,801
MASTERCARD INC                 CL A             57636Q104    8,533      51,000  SH        SHARED-DEFINED (1), (2)   51,000
SBA COMMUNICATIONS CORP        COM              78388J106    7,701     313,800  SH        SHARED-DEFINED (1), (2)  313,800
SEACOR HOLDINGS INC            COM              811904101   12,501     166,144  SH        SHARED-DEFINED (1), (2)  166,144
SLM CORP                       COM              78442P106    3,440     335,000  SH        SHARED-DEFINED (1), (2)  335,000
TELEFONICA S A                 SPONSORED ADR    879382208    4,413      65,000  SH        SHARED-DEFINED (1), (2)   65,000









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